Summary of significant accounting policies (Details Textual)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Short-term Debt, Weighted Average Interest Rate		1.25%
Leasehold Improvements [Member]
SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	the shorter of the estimated useful life